Summary of Significant Accounting Policies and Use of Estimates and Judgments - Schedule of Cost of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cost of Revenue [Line Items]
Cost of revenue	$ 97,128	$ 201,735
Test kits [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	97,128	112,014
Labor [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue		$ 89,721